SEGMENT DISCLOSURES (Narrative) (Details) - Exploration [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CHILE
Disclosure Of Segments [Line Items]
Costs incurred	$ 1,545	$ 1,899
UNITED STATES
Disclosure Of Segments [Line Items]
Costs incurred	$ 120	$ 16